Provisions - Schedule of Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions [Line Items]
At January 1	$ 132,457
Additional provisions	196,930	$ 113,888
At December 31	59,686	132,457
Warranty provision [Member]
Schedule of Provisions [Line Items]
At January 1	132,457	149,526
Used during the year	(66,087)	(32,366)
Reversal of unused amounts	(195,587)	(98,558)
Exchange differences	$ (8,027)	(33)
At December 31		$ 132,457